UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21235
                      (Investment Company Act File Number)


                    Federated Premier Municipal Income Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED PREMIER MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--99.8%
                  ALABAMA--0.4%
  $   550,000     Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025    $      558,530
                  ARIZONA--1.5%
      500,000     Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series              524,125
                  A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024
      750,000     Tempe, AZ IDA, Senior Living Revenue  Bonds (Series A), 6.75% (Friendship Village of Tempe),               807,990
                  12/1/2030
      750,000     Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027                           805,680
                      TOTAL                                                                                                2,137,795
                  ARKANSAS--0.8%
    1,000,000     Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington         1,113,490
                  Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/
                  (Original Issue Yield: 7.50%), 2/1/2029
                  CALIFORNIA--5.9%
    1,000,000     California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds          1,101,080
                  (Series A), 5.375% (United States Treasury PRF 5/1/2012@101)/(Original Issue Yield: 5.48%),
                  5/1/2022
    1,000,000     California State, Refunding UT GO Bonds, 5.25%, 2/1/2020                                                 1,072,430
    1,000,000     California State, UT GO Bonds, 5.25%, 10/1/2020                                                          1,066,870
      250,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds               282,023
                  (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
      750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-             909,840
                  2), 7.90%, 6/1/2042
      500,000     La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest             550,300
                  Homes)/(Original Issue Yield: 6.70%), 2/15/2025
    1,000,000     San Jose, CA Redevelopment Agency, Tax Allocation Bonds (Series 2003), 4.90% (FGIC INS),                 1,021,960
                  8/1/2033
    1,000,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,060,690
                  5.25% (Radian Asset Assurance INS), 9/1/2031
    1,500,000     Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of            1,567,200
                  2003), 5.00% (AMBAC INS), 10/1/2027
                      TOTAL                                                                                                8,632,393
                  COLORADO--4.1%
      725,000     Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023                                  797,261
    1,000,000     Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023                           1,010,580
      500,000     Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00%            557,655
                  (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023
    1,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement          1,084,930
                  Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033
      250,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034                                      267,157
      500,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032                                      559,310
    1,000,000     Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%),              1,108,510
                  12/1/2033
      500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue               550,890
                  Yield: 7.05%), 12/1/2024
                      TOTAL                                                                                                5,936,293
                  CONNECTICUT--1.5%
    1,250,000     Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds          1,329,612
                  (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033
      825,000     Connecticut State HEFA, Revenue Bonds (Series 2006B), 5.00% (Canterbury School)/                           851,474
                  (Radian Asset Assurance INS), 7/1/2036
                      TOTAL                                                                                                2,181,086
                  DISTRICT OF COLUMBIA--2.0%
    2,500,000     District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50%               2,900,000
                  (Original Issue Yield: 6.67%), 5/15/2033
                  FLORIDA--7.5%
      600,000     Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds                  631,194
                  (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029
      400,000   1 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                   493,224
                  Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
    1,490,000     Citrus County, FL Hospital Board, Refunding Revenue Bonds, 6.375% (Citrus Memorial                       1,627,348
                  Hospital)/(Original Issue Yield: 6.50%), 8/15/2032
    1,290,000     Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034         1,410,473
    2,000,000     Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS),               2,102,460
                  10/1/2024
      400,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),                 433,388
                  6.00%, 5/1/2024
      400,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,                428,940
                  5/1/2034
    1,000,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),              1,126,330
                  10/1/2023
      500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series              507,810
                  2005A), 5.55%, 5/1/2036
    1,060,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series              1,148,499
                  2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
      500,000     Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A),              521,165
                  5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.032%), 11/1/2032
      500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment              512,685
                  Bonds (Series 2006), 5.65%, 5/1/2037
                      TOTAL                                                                                               10,943,516
                  HAWAII--1.1%
    1,400,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%             1,618,680
                  (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
                  ILLINOIS--4.7%
    1,000,000     Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest             1,060,250
                  Project), 3/1/2033
    2,500,000     Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028          2,603,775
    1,000,000     Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East                         1,079,940
                  Project)/(Original Issue Yield: 6.769%), 12/1/2032
      420,000     DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036               425,023
    1,000,000     Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana          1,042,030
                  College)/(Original Issue Yield: 5.90%), 10/1/2032
      625,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                       647,631
                  Place)/(Original Issue Yield: 6.04%), 5/15/2037
                      TOTAL                                                                                                6,858,649
                  INDIANA--1.3%
    1,930,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25%            1,963,679
                  (Baptist Homes of Indiana), 11/15/2035
                  KENTUCKY--1.1%
    1,500,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue            1,631,010
                  Yield: 6.97%), 10/1/2028
                  MASSACHUSETTS--2.2%
    1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue               1,096,390
                  Yield: 7.00%), 10/1/2033
    2,000,000     Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of           2,125,380
                  Pharmacy & Allied Health Sciences), 7/1/2033
                      TOTAL                                                                                                3,221,770
                  MICHIGAN--2.3%
    2,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           2,224,200
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
    1,000,000     Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00%            1,050,750
                  (FSA INS), 7/1/2024
                      TOTAL                                                                                                3,274,950
                  MINNESOTA--0.7%
      900,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg             986,670
                  Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029
                  MISSISSIPPI--3.1%
    2,000,000     Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser         2,378,140
                  Co.), 4/1/2022
    2,000,000     Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy           2,065,680
                  Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2041
                      TOTAL                                                                                                4,443,820
                  MISSOURI--0.4%
      500,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A),                520,035
                  5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032
                  NEVADA--3.3%
      650,000   1 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series                 658,632
                  2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
    2,000,000     Nevada State, Certificates of Participation (Series 2004: Capitol Complex Building 1), 5.00%             2,064,880
                  (FGIC INS), 4/1/2032
    2,000,000     Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA                      2,087,900
                  INS)/(Original Issue Yield: 5.36%), 7/1/2025
                      TOTAL                                                                                                4,811,412
                  NEW HAMPSHIRE--2.3%
    3,000,000     Manchester, NH School Facilities, Revenue Bonds, 5.50% (United States Treasury PRF                       3,301,500
                  6/1/2013@100), 6/1/2028
                  NEW JERSEY--1.8%
      500,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                         535,590
                  Tax)/(Original Issue Yield: 5.89%), 6/15/2029
      300,000     New Jersey EDA, Refunding Revenue Bonds (Series A), 5.80% (Winchester Gardens at Ward                      322,650
                  Homestead)/(Original Issue Yield: 5.82%), 11/1/2031
      600,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley                620,622
                  Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
    1,000,000     New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian             1,113,350
                  Court College), 7/1/2033
                      TOTAL                                                                                                2,592,212
                  NEW MEXICO--0.5%
      750,000 1,2 Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023                                                795,788
                  NEW YORK--7.5%
      750,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                   819,735
                  Hospital and Health Centers), 3/1/2029
      750,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%),              776,265
                  7/1/2022
    3,000,000     Metropolitan Transportation Authority, NY, MTA State Service Contract Refunding Revenue Bonds,           3,161,400
                  (Series A), 5.00% (New York State)/(FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022
    2,000,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA                      2,092,660
                  Transportation Revenue), 11/15/2031
      800,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),                 854,768
                  3/1/2035
    1,050,000     New York City, NY IDA, PILOT Revenue Bonds (Series 2006), 4.75% (Yankee Stadium LLC)/(MBIA               1,064,616
                  Insurance Corp. INS), 3/1/2046
    2,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law                    2,160,940
                  School)/(Radian Asset Assurance INS), 7/1/2019
                      TOTAL                                                                                               10,930,384
                  NORTH CAROLINA--2.0%
    1,000,000     Haywood County, NC Industrial Faculties & Pollution Control Financing Authority, Refunding               1,021,220
                  Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              1,061,260
                  2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017
      800,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%            849,224
                  (Arc of North Carolina Projects), 10/1/2034
                      TOTAL                                                                                                2,931,704
                  NORTH DAKOTA--2.9%
    2,000,000     Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA            2,126,220
                  INS)/(Original Issue Yield: 5.70%), 6/1/2021
    2,000,000     Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group,          2,067,700
                  ND)/(Original Issue Yield: 6.375%), 7/1/2026
                      TOTAL                                                                                                4,193,920
                  OHIO--0.7%
    1,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  1,030,300
                  (Cleveland Electric Illuminating Co.), 12/1/2013
                  OREGON--0.3%
      500,000   1 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,            506,810
                  10/1/2026
                  PENNSYLVANIA--4.5%
    1,165,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny         1,379,744
                  Health System)/(Original Issue Yield: 9.70%), 11/15/2030
      360,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),              392,962
                  7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035
      935,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),            1,120,607
                  7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                  1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
    2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series                2,098,360
                  2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty NA INS), 5/1/2031
      500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC           544,555
                  Health System)/(Original Issue Yield: 6.16%), 1/15/2031
    1,000,000     Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25%            1,077,930
                  (MBIA Insurance Corp. INS), 12/1/2023
                      TOTAL                                                                                                6,614,158
                  RHODE ISLAND--1.4%
    1,875,000     Rhode Island Economic Development Corp., Special Facility Revenue Bonds, 5.00% (Rhode Island             1,973,081
                  Airport Corp.)/(CDC IXIS Financial Guaranty NA INS), 7/1/2025
                  SOUTH CAROLINA--5.4%
    1,000,000     Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS),                 1,049,910
                  5/1/2023
    2,000,000     Kershaw County. SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),          2,089,620
                  5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty NA INS), 12/1/2029
    1,940,000     Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series2004A), 5.375% (FGIC INS), 6/1/2023               2,108,043
    2,500,000     South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health              2,652,025
                  System)/(Original Issue Yield: 5.84%), 11/15/2030
                      TOTAL                                                                                                7,899,598
                  SOUTH DAKOTA--1.3%
    1,750,000     South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village               1,861,738
                  Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023
                  TENNESSEE--3.9%
    2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital Refunding Revenue Bonds (Series           2,344,720
                  A), 7.50% (Mountain States Health Alliance), 7/1/2025
    1,535,000     Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds         1,627,238
                  (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%),
                  7/1/2033
    1,500,000     Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist              1,635,885
                  Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022
                      TOTAL                                                                                                5,607,843
                  TEXAS--9.4%
      600,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series               656,718
                  2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033
      700,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional               765,016
                  Health System), 9/1/2034
    2,500,000     Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004A), 5.25%            2,695,000
                  (FGIC INS), 5/15/2023
      200,000     Matagorda County, TX Navigation District No. 1, Collateralized Refunding Revenue Bonds, 5.60%              210,234
                  (Centerpoint Energy Houston Electric), 3/1/2027
    4,000,000     North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.25% (Children's              4,236,120
                  Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022
    1,350,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest              1,524,110
                  Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original
                  Issue Yield: 7.75%), 11/15/2029
      500,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),                513,165
                  5/1/2028
    1,050,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy Co. LLC),              1,137,465
                  8/1/2022
      335,000     Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy Co. LLC),                359,552
                  7/1/2022
      500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),             523,975
                  6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
    1,000,000     Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances             1,060,090
                  Hospital )/(Original Issue Yield: 5.84%), 7/1/2027
                      TOTAL                                                                                               13,681,445
                  VIRGINIA--3.6%
    1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield:            1,107,900
                  7.625%), 6/1/2033
    1,280,000     Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028                              1,339,917
    1,400,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%             1,711,780
                  (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                  Issue Yield: 7.625%), 12/1/2032
    1,000,000     Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00%            1,080,790
                  (Brinks Co. (The)), 4/1/2033
                      TOTAL                                                                                                5,240,387
                  WASHINGTON--4.3%
    1,910,000     King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/(Original         2,004,316
                  Issue Yield: 5.17%), 12/1/2021
    2,000,000     Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%),             2,099,020
                  1/1/2021
    2,000,000     Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/                           2,085,220
                  (Original Issue Yield: 5.09%), 7/1/2022
                      TOTAL                                                                                                6,188,556
                  WISCONSIN--4.1%
    3,000,000     Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health                 3,151,680
                  Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032
      160,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin,                       172,691
                  Inc.)/(Original Issue Yield: 5.82%), 6/1/2034
      500,000     Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue                 525,790
                  Yield: 6.75%), 7/1/2023
      500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue                525,105
                  Yield: 6.875%), 7/1/2028
    1,000,000     Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield:          1,064,780
                  7.45%), 1/15/2033
      500,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034             525,865
                      TOTAL                                                                                                5,965,911
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $136,064,230)                                               145,049,113
                  SHORT-TERM MUNICIPALS--0.2%3
                  PUERTO RICO--0.2%
      300,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              300,000
                  Suisse, Zurich LIQ), 3.290%, 9/6/2006
                  (AT COST)
                      TOTAL MUNICIPAL INVESTMENTS - 100%                                                                 145,349,113
                      (IDENTIFIED COST $136,364,230)4
                      OTHER ASSETS AND LIABILITIES - NET                                                                   1,533,688
                      LIQUIDATION VALUE OF AUCTION PREFERRED SHARES                                                     (53,675,000)
                      TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              $   93,207,801

 At August 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

  1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.  At August 31, 2006, these restricted securities amounted to $3,309,222 which represented 2.3% of total market value.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Trustees ("the Trustees").  At August 31, 2006, this liquid restricted security amounted to $795,788 which represented 0.5% of total market value.
  3 Current rate and next reset date shown for Variable Rate Demand Notes.
  4 The cost of investments for federal tax purposes was $136,363,687. The net unrealized appreciation of investments for federal tax purposes was $8,985,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,985,426 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2006.


INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at August 31, 2006, is as follows:
SECURITY                                                                                                   ACQUISITION  ACQUISITION
                                                                                                           DATE         COST
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and    5/9/2003     $400,000
Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026  6/9/2006     $500,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00%   12/23/2004   $639,925
(Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035        3/15/2005    $800,000


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 EDA   --Economic Development Authority
 EDFA  --Economic Development Finance Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 LIQ   --Liquidity Agreement
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PRF   --Prerefunded
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED PREMIER MUNICIPAL INCOME FUND

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006